BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings
€ in Millions, ₨ in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 NZD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 NZD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 26,567										$ 26,534
CAD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	9,115										9,257
Borrowings, local currency		$ 12,348										$ 11,698
USD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	8,198										7,376
Borrowings, local currency	8,198										7,376
INR
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,249										3,650
Borrowings, local currency | ₨			₨ 268,512										₨ 272,388
GBP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,151										3,067
Borrowings, local currency | £				£ 2,608										£ 2,266
BRL
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,543										1,840
Borrowings, local currency | R$					R$ 8,049										R$ 10,268
AUD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	525										468
Borrowings, local currency						$ 771										$ 644
COP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	405										394
Borrowings, local currency							$ 1,966,019										$ 1,621,399
PEN
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	410										380
Borrowings, local currency | S/								S/ 1,561										S/ 1,521
NZD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	80										41
Borrowings, local currency									$ 126										$ 60
Euro
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 60										$ 36
Borrowings, local currency | €										€ 56										€ 32